Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent events

Note 14 — Subsequent events

On July 11, 2025, the Company entered into a definitive securities purchase agreement with certain individuals, the Company agreed to sell 60,000,000 (post-reverse stock split adjusted to 10,000,000) Class A ordinary shares with consideration of $25.8 million. The Company issued 60,000,000 (post-reverse stock split adjusted to 10,000,000) Class A ordinary shares on July 17, 2025.

The Company entered into a definitive share purchase agreement (the “Share Purchase Agreement”) dated as of August 1, 2025, with a Non-U.S. individual (“Seller”), pursuant to which the Company agreed to acquire 100% of the outstanding equity interests in Creation Intelligent Co., Limited (“Creation Intelligent”), a Hong Kong-based company that holds a 51% equity interest in PicAIGames Technology Co., Ltd. (“PICAIGAMES”), a mobile game developer and operator renowned for its innovative gameplay design and strong user engagement metrics. Pursuant to the Share Purchase Agreement, the acquisition of Creation Intelligent consists of transfer of certain tangible assets of the Company, with a total assessed market value of approximately RMB59.4 million to the Seller. Upon execution of the Share Purchase Agreement, the Company is entitled to full control over Creation Intelligent, including indirect control over PICAIGAMES’s 51% equity interest. The transaction was close on August 1, 2025.

On August 13, 2025, the Company entered into entered into a promissory note agreement with a creditor, pursuant to which the Company issued the creditor an unsecured promissory note with original principal amount of $1,095,000 for $1,000,000 in gross proceeds. The promissory note bears interest at a rate of 8% per annum compounding daily and have a term of twelve months. The promissory note includes an original issue discount of $80,000 along with $15,000 for creditor costs and other transaction expenses incurred in connection with the purchase and sale of the promissory note. The Group may prepay all or a portion of the promissory note at any time by paying 120% of the outstanding balance elected for pre-payment. As of the date of this report date, the Company has collected $1.0 million.